Concentration of Credit Risk - Schedule of Concentration of Credit Risk (Details)		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenues [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage		46.27%			[1]		[1]
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenues [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage		32.76%		96.77%		12.84%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [[Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage		22.65%		95.64%
Customer Concentration Risk [Member] | Customer C [Member] | Total Revenues [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage		16.03%			[1]		[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [[Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage		73.98%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Total Revenues [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage			[1]		[1]	25.41%
Customer Concentration Risk [Member] | Customer E [Member] | Total Revenues [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage			[1]		[1]	19.76%
Customer Concentration Risk [Member] | Customer F [Member] | Total Revenues [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage			[1]		[1]	19.70%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [[Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage	[1]
Customer Concentration Risk [Member] | Customer G [Member] | Total Revenues [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage			[1]		[1]	15.34%
Supplier Concentration Risk [Member] | Supplier A [Member] | Total Purchase [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage		44.35%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage		10.68%			[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Total Purchase [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage		15.35%		51.61%			[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Total Purchase [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage		11.32%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage		71.51%			[1]
Supplier Concentration Risk [Member] | Supplier D [Member] | Total Purchase [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage		10.30%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier E [Member] | Total Purchase [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage			[1]	28.15%			[1]
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage		10.90%		13.56%
Supplier Concentration Risk [Member] | Supplier F [Member] | Total Purchase [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage			[1]		[1]	51.40%
Supplier Concentration Risk [Member] | Supplier G [Member] | Total Purchase [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage			[1]		[1]	10.68%
Supplier Concentration Risk [Member] | Supplier H [Member] | Accounts Payable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage			[1]	19.31%
Supplier Concentration Risk [Member] | Supplier I [Member] | Accounts Payable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage			[1]	12.97%
Supplier Concentration Risk [Member] | Supplier J [Member] | Accounts Payable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk, percentage			[1]	10.13%

[1]	represents percentage less than 10%